Leases (Schedule of Lease Maturity) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Future payments - operating leases
2021	$ 56
2022	48
2023	42
2024	32
2025	27
Thereafter	86
Total future payments	291
Future payments - finance leases
2021	12
2022	8
2023	3
2024	2
2025	0
Thereafter	0
Total future payments	25
2021	68
2022	56
2023	45
2024	34
2025	27
Thereafter	86
Total future payments	316
Operating Leases
Total future payments	291
Less imputed interest	(61)
Present value of future lease payments	230
Less current portion of lease obligations	(44)	$ (39)
Noncurrent portion of lease obligations	186	$ 192
Finance Leases
Total future payments	25
Less imputed interest	(2)
Present value of future lease payments	23
Less current portion of lease obligations	(11)
Noncurrent portion of lease obligations	12
Less imputed interest	(63)
Present value of future lease payments	253
Less current portion of lease obligations	(55)
Noncurrent portion of lease obligations	$ 198